Employee Benefit Plans and Postretirement Benefits	3 Months Ended
Mar. 31, 2018
Postemployment Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

6. EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three months ended March 31, 2018 and 2017:

	Pension		Healthcare		Other
	Three Months Ended March 31,		Three Months Ended March 31,		Three Months Ended March 31,
	2018	2017	2018	2017	2018	2017
	(in millions)
Service cost	$6	$7	$2	$2	$4	$3
Interest cost	18	18	9	9	1	1
Expected return on assets	(28)	(27)	(2)	(2)	—	—
Amortization of:
Prior service credit	—	—	(1)	(1)	—	—
Actuarial loss	19	22	2	2	—	—
Net periodic benefit cost	$15	$20	$10	$10	$5	$4